UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche CROCI® Equity Dividend Fund

	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 7.0%
Distributors 2.3%
Genuine Parts Co.	269,758	24,774,575
Household Durables 2.4%
Garmin Ltd.	450,173	26,668,248
Specialty Retail 2.3%
Home Depot, Inc.	140,208	25,555,712
Consumer Staples 24.3%
Beverages 7.9%
Coca-Cola Co.	600,921	25,971,806
Dr. Pepper Snapple Group, Inc.	300,429	34,924,871
PepsiCo, Inc.	238,062	26,122,543
		87,019,220
Food & Staples Retailing 4.5%
Walgreens Boots Alliance, Inc.	368,431	25,381,212
Walmart, Inc.	270,248	24,325,022
		49,706,234
Food Products 4.9%
The Hershey Co.	258,927	25,442,167
The JM Smucker Co.	221,382	27,960,547
		53,402,714
Household Products 7.0%
Clorox Co.	198,456	25,616,701
Kimberly-Clark Corp.	234,484	26,008,965
Procter & Gamble Co.	325,531	25,560,694
		77,186,360
Financials 7.5%
Banks
BB&T Corp.	526,121	28,594,676
JPMorgan Chase & Co.	249,191	28,781,560
Wells Fargo & Co.	438,414	25,607,762
		82,983,998
Health Care 17.0%
Biotechnology 5.0%
Amgen, Inc.	150,931	27,736,590
Gilead Sciences, Inc.	353,309	27,816,017
		55,552,607
Health Care Equipment & Supplies 2.4%
Medtronic PLC	331,412	26,476,505
Pharmaceuticals 9.6%
Eli Lilly & Co.	338,637	26,081,822
Johnson & Johnson	199,640	25,929,243
Merck & Co., Inc.	470,482	25,509,534
Pfizer, Inc.	773,450	28,083,970
		105,604,569
Industrials 15.6%
Aerospace & Defense 8.1%
Lockheed Martin Corp.	86,010	30,313,364
Raytheon Co.	142,892	31,080,439
United Technologies Corp.	208,550	28,100,027
		89,493,830
Commercial Services & Supplies 2.6%
Waste Management, Inc.	325,649	28,110,022
Electrical Equipment 2.5%
Eaton Corp. PLC	338,358	27,305,490
Machinery 2.4%
Illinois Tool Works, Inc.	164,759	26,598,693
Information Technology 10.8%
Communications Equipment 2.8%
Cisco Systems, Inc.	685,254	30,685,674
IT Services 2.5%
International Business Machines Corp.	173,649	27,059,724
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	632,965	31,198,845
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	166,825	29,714,869
Materials 5.0%
Chemicals
Eastman Chemical Co.	287,669	29,077,583
LyondellBasell Industries NV "A"	238,219	25,780,060
		54,857,643
Utilities 12.5%
Electric Utilities 5.0%
Eversource Energy	468,720	26,717,040
NextEra Energy, Inc.	189,518	28,835,164
		55,552,204
Multi-Utilities 7.5%
CenterPoint Energy, Inc.	1,020,169	27,595,571
DTE Energy Co.	273,770	27,590,541
Public Service Enterprise Group, Inc.	568,631	27,538,799
		82,724,911
Total Common Stocks (Cost $962,517,481)		1,098,232,647
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 1.41% (a) (Cost $1,878,620)	1,878,620	1,878,620
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $964,396,101)	99.9	1,100,111,267
Other Assets and Liabilities, Net	0.1	1,164,356
Net Assets	100.0	1,101,275,623

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended February 28, 2018 is as follows:

Value ($) at 11/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gains Distri- butions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Cash Equivalents 0.2% Deutsche Central Cash Management Government Fund, 1.41% (a)
3,633,610	33,461,030	35,216,020	—	—	21,074	—	1,878,620	1,878,620

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,098,232,647	$—	$—	$1,098,232,647
Short-Term Investments	1,878,620	—	—	1,878,620
Total	$1,100,111,267	$—	$—	$1,100,111,267

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Equity Dividend Fund, a series of Deutsche Value Series, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018